Allowances for Loan Losses(Table)	12 Months Ended
Dec. 31, 2018
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets Abstract [Abstract]
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Text Block]

Changes in the allowances for loan losses for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Beginning	￦	481,289	￦	1,382,172	￦	414,295	￦	2,277,756
Written-off		(341,506)		(395,272)		(400,385)		(1,137,163)
Recoveries from written-off loans		145,606		280,324		132,665		558,595
Sale and repurchase		(40,267)		(26,105)		—		(66,372)
Provision[1]		233,262		38,644		312,248		584,154
Business combination		9,679		50,227		—		59,906
Other changes		(58,764)		(98,324)		(9,557)		(166,645)

Ending	￦	429,299	￦	1,231,666	￦	449,266	￦	2,110,231

[1]

Provision for credit losses in statements of comprehensive income also includes provision for unused commitments and guarantees (Note 23), provision (reversal) for financial guarantees contracts (Note 23), and provision (reversal) for other financial assets (Note 18).

	2018
	Retails						Corporates						Credit cards
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning[2]	￦	249,226	￦	196,387	￦	186,766	￦	208,354	￦	275,722	￦	865,063	￦	154,076	￦	260,162	￦	213,181
Transfer between stages
Transfer to 12-month expected credit losses		106,143		(105,597)		(546)		38,360		(36,402)		(1,958)		45,824		(44,706)		(1,118)
Transfer to lifetime expected credit losses (non-impaired)		(99,242)		115,493		(16,251)		(36,518)		47,001		(10,483)		(23,345)		24,438		(1,093)
Transfer to lifetime expected credit losses (impaired)		(2,107)		(49,241)		51,348		(2,746)		(31,157)		33,903		(2,007)		(11,804)		13,811
Write-offs		—		(2)		(380,698)		—		(6)		(233,314)		—		—		(465,415)
Disposal		(1,707)		(1,795)		(1,661)		(72)		—		(14,172)		—		—		(47)
Provision (reversal) for loan losses[1,3]		(15,533)		60,180		350,578		7,927		62,901		58,515		5,919		61,935		488,975
Business combination		172		—		—		22		—		—		—		—		—
Others (change of currency ratio, etc.)		488		318		178		(1,015)		597		25,321		—		—		(7,845)

Ending	￦	237,440	￦	215,743	￦	189,714	￦	214,312	￦	318,656	￦	722,875	￦	180,467	￦	290,025	￦	240,449

[1]

Provision for credit losses in statements of comprehensive income also includes provision (reversal) for due from financial institutions (Note 7), and provision (reversal) for securities (Note 12), provision for unused commitments and guarantees (Note 23), provision (reversal) for financial guarantees contracts (Note 23), and provision (reversal) for other financial assets (Note 18).

[2]	Prepared in accordance with IFRS 9.
[3]	Recovery of written-off loans amounting to ￦ 428,890 million is included

The Group manages the written-off loans that their extinctive prescription did not occur, and that are not collected; the balance of those are ￦ 12,067,272 million as of December 31, 2018.

Disclosure Of Changes In The Book Value Of Loans At Amortized Cost[Text Block]

Changes in the book value of loans at amortized cost for the year ended December 31, 2018, are as follows:

	2018
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	262,092,823	￦	27,216,234	￦	2,270,094
Transfer between stages
Transfer to 12-month expected credit losses		8,399,033		(8,322,782)		(76,251)
Transfer to lifetime expected credit losses		(11,867,144)		11,938,263		(71,119)
Transfer to lifetime expected credit losses (impaired)		(780,095)		(901,109)		1,681,204
Write-offs		—		(8)		(1,079,427)
Disposal		(490,070)		(10,557)		(192,415)
Net increase(decrease)
(Execution, repayment and others)		35,941,823		(3,502,876)		(434,337)

Ending	￦	293,296,370	￦	26,417,165	￦	2,097,749